UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January  31, 2014

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio	January 31, 2014 (Unaudited)

Country Issue	Industry	Shares	Value (US$)
COMMON STOCKS (95.8%)
AUSTRALIA (1.7%)
Australia and New Zealand Banking Group Limited +	Banks	392,400	$10,304,198
Insurance Australia Group Limited +	Insurance	753,000	3,603,930
			13,908,128

BELGIUM (1.0%)
UCB S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	113,500	8,029,092

CANADA (6.8%)
Alimentation Couche-Tard Inc.	Retailing	149,700	11,044,533
Canadian National Railway Company	Transportation	136,000	7,278,977
Canadian Pacific Railway Limited	Transportation	65,400	9,914,376
Husky Energy Inc. #	Energy	151,700	4,507,073
Magna International Inc.	Automobiles & Components	80,300	6,820,543
Pacific Rubiales Energy Corp. #	Energy	108,000	1,641,697
Royal Bank of Canada	Banks	256,300	15,862,410
			57,069,609

CHINA (5.3%)
Bank of China Limited +	Banks	14,884,000	6,244,024
Bank of Communications Co., Ltd. +	Banks	8,054,000	5,172,403
Lenovo Group Limited + #	Technology Hardware & Equipment	11,014,000	14,193,205
NetEase, Inc. ADR #	Software & Services	54,000	4,048,380
PICC Property and Casualty Company Limited +	Insurance	3,185,594	4,240,447
Sinopharm Group Co. Ltd. +	Health Care Equipment & Services	1,162,800	3,239,893
Tencent Holdings Limited +	Software & Services	102,000	7,040,809
			44,179,161

CZECH REPUBLIC (0.2%)
Philip Morris CR a.s. +	Food, Beverage & Tobacco	2,408	1,285,480

DENMARK (0.5%)
DSV A/S +	Transportation	116,800	3,748,099

FINLAND (2.3%)
Pohjola Bank PLC +	Diversified Financials	456,200	8,967,578
Sampo Oyj +	Insurance	223,300	10,360,032
			19,327,610

FRANCE (4.8%)
BNP Paribas +	Banks	87,800	6,778,659
Christian Dior +	Consumer Durables & Apparel	62,550	11,434,240
Compagnie Generale des Etablissements Michelin +	Automobiles & Components	74,700	7,870,244
Societe Generale +	Banks	172,800	9,771,138
Sodexo +	Consumer Services	45,500	4,479,177
			40,333,458

GERMANY (11.6%)
Adidas AG +	Consumer Durables & Apparel	106,900	11,943,203
BASF SE +	Materials	108,350	11,593,880
Bayer Aktiengesellschaft +	Materials	133,500	17,576,439
Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	57,500	6,260,726
Brenntag AG +	Capital Goods	24,800	4,274,182
Continental AG +	Automobiles & Components	27,000	5,813,571
Deutsche Telekom AG +	Telecommunication Services	571,400	9,225,741
Fresenius SE & Co KGaA +	Health Care Equipment & Services	87,600	13,659,013
OSRAM Licht AG *+	Capital Goods	131,900	7,707,844
SAP AG +	Software & Services	112,900	8,632,180
			96,686,779

HONG KONG (5.2%)
Beijing Enterprise Holdings Limited +	Capital Goods	489,000	4,158,964
Hutchison Whampoa Limited +	Capital Goods	1,995,000	24,514,870
SJM Holdings Limited +	Consumer Services	2,552,000	7,984,982
Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,653,000	6,785,773
			43,444,589

INDIA (1.1%)
Infosys Limited ADR #	Software & Services	160,400	9,396,232

INDONESIA (0.2%)
PT Bank Mandiri (Persero) Tbk. +	Banks	2,654,000	1,897,698

ITALY (0.6%)
Eni S.p.A. +	Energy	229,800	5,206,953

JAPAN (17.2%)
Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	80,800	4,969,085
Hitachi, Ltd. +	Technology Hardware & Equipment	542,000	4,121,086
ITOCHU Corporation +	Capital Goods	873,000	10,611,797
Japan Tobacco Inc. +	Food, Beverage & Tobacco	207,700	6,415,149
JFE Holdings, Inc. +	Materials	391,400	8,110,725
JGC Corporation +	Capital Goods	225,000	8,485,313
Miraca Holdings Inc. +	Health Care Equipment & Services	75,000	3,545,503
Mizuho Financial Group, Inc. +	Banks	4,717,500	9,943,645
Nippon Telegraph and Telephone Corporation +	Telecommunication Services	135,400	7,298,363
Nissan Motor Co., Ltd. +	Automobiles & Components	672,000	5,731,542
ORIX Corporation +	Diversified Financials	479,800	7,297,332
Ricoh Company, Ltd. +	Technology Hardware & Equipment	949,300	9,959,102
Sega Sammy Holdings Inc. +	Consumer Durables & Apparel	311,900	7,402,016
Sekisui Chemical Co., Ltd. +	Consumer Durables & Apparel	303,000	3,484,895
Sekisui House, Ltd. +	Consumer Durables & Apparel	357,000	4,945,972
Seven & I Holdings Co., Ltd. +	Food & Staples Retailing	147,900	5,861,100
Sumitomo Mitsui Financial Group, Inc. +	Banks	205,200	9,492,895
Sundrug Co., Ltd. +	Food & Staples Retailing	149,500	6,271,374
Tokio Marine Holdings, Inc. +	Insurance	162,800	4,726,361
Toyota Motor Corporation +	Automobiles & Components	253,200	14,432,353
			143,105,608

MALAYSIA (0.8%)
AMMB Holdings Berhad +	Diversified Financials	1,225,000	2,684,727
Axiata Group Berhad +	Telecommunication Services	1,917,500	3,756,884
			6,441,611

MEXICO (1.2%)
Alfa, S.A.B. de C.V.	Capital Goods	1,750,000	4,930,462
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	774,600	4,889,467
			9,819,929

NETHERLANDS (1.3%)
SBM Offshore N.V. *+	Energy	265,430	5,108,899
Tenaris S.A. + #	Energy	252,900	5,646,883
			10,755,782

NORWAY (2.5%)
Statoil ASA +	Energy	350,725	8,325,189
Storebrand ASA * + #	Insurance	769,700	4,567,714
Telenor ASA +	Telecommunication Services	385,100	8,001,660
			20,894,563

RUSSIA (0.9%)
Lukoil OAO GDR +	Energy	132,100	7,503,810

SINGAPORE (1.6%)
Keppel Corporation Limited +	Capital Goods	490,000	3,994,921
Singapore Telecommunications Limited +	Telecommunication Services	1,197,000	3,311,884
United Overseas Bank Limited +	Banks	390,000	6,115,023
			13,421,828

SOUTH AFRICA (1.1%)
Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	210,000	4,751,174
Remgro Limited +	Diversified Financials	269,900	4,507,364
			9,258,538

SOUTH KOREA (2.1%)
Hyundai Motor Company *+	Automobiles & Components	21,200	4,635,369
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	6,225	7,366,278
SK Telecom Co., Ltd. +	Telecommunication Services	25,500	5,148,448
			17,150,095

SPAIN (2.6%)
Banco Santander, S.A. +	Banks	1,098,900	9,486,421
Enagas, S.A. +	Utilities	147,700	4,039,827
Grifols, S.A. +	Pharmaceuticals, Biotechnology & Life Sciences	155,000	8,032,356
			21,558,604

SWITZERLAND (4.8%)
ABB Ltd. +	Capital Goods	300,400	7,472,380
Credit Suisse Group AG +	Diversified Financials	190,400	5,736,550
Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	62,200	17,092,817
UBS AG +	Diversified Financials	507,900	10,056,285
			40,358,032

TAIWAN (1.2%)
Cheng Shin Rubber Industry Co Ltd +	Automobiles & Components	1,153,680	2,898,126
Taiwan Semiconductor Manufacturing Co Ltd ADR #	Semiconductors & Semiconductor Equipment	418,900	7,087,788
			9,985,914

THAILAND (0.5%)
PTT Exploration and Production Public Company Limited +	Energy	873,581	4,050,486

UNITED KINGDOM (16.3%)
Aberdeen Asset Management PLC +	Diversified Financials	545,600	3,497,543
Barclays PLC +	Banks	1,492,625	6,672,557
BHP Billiton Plc +	Materials	847,800	25,029,365
BP P.L.C. +	Energy	909,800	7,129,378
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	218,100	10,442,868
Compass Group PLC +	Consumer Services	395,600	5,914,293
HSBC Holdings PLC +	Banks	583,900	6,007,291
Next plc +	Retailing	63,200	6,506,458
Prudential Public Limited Company +	Insurance	645,600	13,009,056
Rolls-Royce Holdings PLC +	Capital Goods	462,000	9,004,755
Subsea 7 S.A. +	Energy	474,000	8,151,328
Tate & Lyle PLC +	Food, Beverage & Tobacco	361,700	4,500,545
The Weir Group PLC +	Capital Goods	180,000	6,189,857
WH Smith PLC +	Retailing	628,800	10,806,622
Whitbread PLC +	Consumer Services	135,400	8,339,470
William Hill PLC +	Consumer Services	916,911	5,006,136
			136,207,522

UNITED STATES (0.4%)
Philip Morris International Inc.	Food, Beverage & Tobacco	42,600	3,328,764

Total Common Stocks	(Cost $679,795,077)		798,353,974

PREFERRED STOCKS (2.4%)
BRAZIL (0.5%)
Banco Bradesco S.A.	Banks	376,600	4,082,401

GERMANY (1.9%)
Henkel AG & Co. KGaA +	Household & Personal Products	150,100	16,266,021

Total Preferred Stocks	(Cost $18,223,483)		20,348,422

SHORT TERM INVESTMENTS (3.4%)

HELD AS COLLATERAL
FOR SECURITIES LENDING
Money Market Fund (3.3%)
Northern Institutional Liquid Asset Portfolio			27,214,598	27,214,598

			Principal
U.S. Government Obligations (0.1%)			Amount
U.S. Treasury Notes:
0.250% due 08/31/2014			$457,249	457,249
2.125% due 11/30/2014			163,034	163,034
0.250% due 09/15/2015			505,154	505,154
				1,125,437

Total Short Term Investments	(Cost $28,340,035)			28,340,035

Total Investments	101.6%	(Cost $726,358,595)		$847,042,431
Other Assets, Less Liabilities	(1.6)%			(13,655,667)
Total Net Assets:	100.0%			$833,386,764

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2014
+	Fair Valued Security
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows^:

Cost of investments	$726,358,595
Gross unrealized appreciation	141,629,104
Gross unrealized depreciation	(20,945,268)
Net unrealized appreciation	$120,683,836

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2014 in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$–	$13,908,128	$-	$13,908,128
Belgium	–	8,029,092	-	8,029,092
Canada	57,069,609	–	-	57,069,609
China	4,048,380	40,130,781	-	44,179,161
Czech Republic	–	1,285,480	-	1,285,480
Denmark	–	3,748,099	-	3,748,099
Finland	–	19,327,610	-	19,327,610
France	–	40,333,458	-	40,333,458
Germany	–	96,686,779	-	96,686,779
Hong Kong	–	43,444,589	-	43,444,589
India	9,396,232	–	-	9,396,232
Indonesia	–	1,897,698	-	1,897,698
Italy	–	5,206,953	-	5,206,953
Japan	–	143,105,608	-	143,105,608
Malaysia	–	6,441,611	-	6,441,611
Mexico	9,819,929	–	-	9,819,929
Netherlands	–	10,755,782	-	10,755,782
Norway	–	20,894,563	-	20,894,563
Russia	–	7,503,810	-	7,503,810
Singapore	–	13,421,828	-	13,421,828
South Africa	–	9,258,538	-	9,258,538
South Korea	–	17,150,095	-	17,150,095
Spain	–	21,558,604		21,558,604
Switzerland	–	40,358,032	-	40,358,032
Taiwan	7,087,788	2,898,126	-	9,985,914
Thailand	–	4,050,486	-	4,050,486
United Kingdom	–	136,207,522	-	136,207,522
United States	3,328,764	–	-	3,328,764
Total Common Stocks	$90,750,702	$707,603,272	$-	$798,353,974

Preferred Stocks

Brazil	$4,082,401	$-	$-	$4,082,401
Germany	-	16,266,021	-	16,266,021
Total Preferred Stocks	$4,082,401	$16,266,021	$-	$20,348,422

Short Term Investments	$27,214,598	$1,125,437	$-	$28,340,035
Total Investments	$122,047,701	$724,994,730	$-	$847,042,431

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  There were no transfers into or out of level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2.

Security Description		Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Statoil ASA	Norway	(8,325,189)
Net transfers into Level 1			$(8,325,189)

Security Description		Country	Market Value
Transfers into Level 2	Statoil ASA	Norway	$8,325,189
Transfers out of Level 2	None	None	-
Net transfers into Level 2			$8,325,189

Transfers were made out of Level 1 and into Level 2 due to one security Statoil ASA being priced by adjusted quoted prices on January 31, 2014.

Transfers between Levels are recognized at the end of the reporting period.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio		January 31, 2014 (Unaudited)

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (97.5%)
BRAZIL (3.7%)
Arteris S.A.		Transportation	37,000	$254,511
CCR S.A.		Transportation	38,700	249,207
Cia de Saneamento Basico do Estado de Sao Paulo ADR #		Utilities	33,000	301,290
Cia de Saneamento de Minas Gerais-COPASA		Utilities	14,700	191,695
M. Dias Branco S.A. Industria e Comercio de Alimentos		Food, Beverage & Tobacco	17,000	581,237
Petroleo Brasileiro SA Petrobras		Energy	89,600	545,787
Sul America S.A.		Insurance	60,437	333,083
TOTVS S/A		Software & Services	18,900	248,345
				2,705,155

CANADA (0.6%)
Pacific Rubiales Energy Corp. #		Energy	26,200	398,264

CHILE (1.0%)
Banco de Chile		Banks	1,548,587	190,458
Compania Cervecerias Unidas S.A. ADR #		Food, Beverage & Tobacco	15,400	329,560
CorpBanca		Banks	15,169,100	166,816
				686,834

CHINA (21.7%)
BAIDU, INC. ADR *		Software & Services	9,200	1,439,800
Bank of China Limited +		Banks	2,503,100	1,050,082
Bank of Communications Co., Ltd. +		Banks	1,000,000	642,215
Beijing Capital International Airport Company Limited +		Transportation	426,000	324,632
China Overseas Land & Investment Ltd. +		Real Estate	242,000	648,074
CNOOC Limited +		Energy	598,000	924,627
Great Wall Motor Company Limited +		Automobiles & Components	253,800	1,181,974
Guangdong Investment Limited +		Utilities	1,126,000	1,050,999
Hengan International Group Company Limited +		Household & Personal Products	42,000	449,160
Hollysys Automation Technologies Ltd. *		Technology Hardware & Equipment	38,500	649,495
Lenovo Group Limited + #		Technology Hardware & Equipment	1,553,300	2,001,662
Mindray Medical International Ltd ADR #		Health Care Equipment & Services	12,700	445,008
NetEase, Inc. ADR		Software & Services	14,900	1,117,053
PICC Property and Casualty Company Limited +		Insurance	795,410	1,058,796
Sinopharm Group Co. Ltd. +		Health Care Equipment & Services	115,200	320,980
Tencent Holdings Limited +		Software & Services	26,200	1,808,521
WuXi PharmaTech (Cayman) Inc. ADR *		Pharmaceuticals, Biotechnology & Life Sciences	22,000	767,800
				15,880,878

COLOMBIA (0.3%)
Banco Davivienda S.A.		Banks	21,200	221,052

HONG KONG (11.6%)
AIA Group Limited +		Insurance	222,200	1,024,730
Beijing Enterprise Holdings Limited +		Capital Goods	141,300	1,201,762
China CITIC Bank Corporation Limited +		Banks	1,961,000	935,956
China Mengniu Dairy Company Limited +		Food, Beverage & Tobacco	171,800	783,616
China Unicom (Hong Kong) Limited +		Telecommunication Services	1,069,400	1,394,860
Hutchison Whampoa Limited +		Capital Goods	90,000	1,105,934
SJM Holdings Limited +		Consumer Services	283,000	885,482
Techtronic Industries Company Limited +		Consumer Durables & Apparel	433,000	1,107,516
				8,439,856

INDIA (6.0%)
Dr. Reddy's Laboratories Limited ADR #		Pharmaceuticals, Biotechnology & Life Sciences	26,800	1,118,096
Infosys Limited ADR #		Software & Services	39,200	2,296,336
Tata Motors Limited ADR		Automobiles & Components	35,000	974,750
				4,389,182

INDONESIA (0.8%)
PT Astra International Tbk +		Automobiles & Components	556,000	293,365
PT United Tractors Tbk +		Capital Goods	189,100	299,660
				593,025

MALAYSIA (1.5%)
AMMB Holdings Berhad +	Diversified Financials	257,400	564,122
Axiata Group Berhad +	Telecommunication Services	277,100	542,911
			1,107,033

MEXICO (3.6%)
Alfa, S.A.B. de C.V.	Capital Goods	245,100	690,546
Compartamos SAB de CV	Diversified Financials	358,600	647,539
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	207,600	1,310,423
			2,648,508

PANAMA (1.6%)
Banco Latinoamericano de Comercio Exterior, S.A.	Banks	44,600	1,132,840

PHILIPPINES (1.8%)
Alliance Global Group, Inc. +	Capital Goods	1,112,800	658,671
Universal Robina Corporation +	Food, Beverage & Tobacco	257,600	671,418
			1,330,089

POLAND (2.3%)
Polskie Gornictwo Naftowe i Gazownictwo SA +	Energy	393,500	578,705
Synthos S.A. *+	Materials	387,700	624,625
Tauron Polska Energia SA +	Utilities	361,100	490,845
			1,694,175

RUSSIA (9.6%)
Eurasia Drilling Company Limited GDR +	Energy	20,800	719,654
Gazprom OAO +	Energy	142,900	1,178,210
Gazprom Neft OAO GDR + #	Energy	25,700	522,132
Lukoil OAO GDR +	Energy	32,000	1,817,728
Magnit OJSC GDR +	Food & Staples Retailing	25,500	1,343,636
MegaFon OAO GDR +	Telecommunication Services	25,600	763,309
Sberbank of Russia GDR +	Banks	63,100	681,726
			7,026,395

SOUTH AFRICA (6.7%)
Aspen Pharmacare Holdings Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	56,100	1,269,242
Imperial Holdings Limited +	Retailing	15,300	254,816
MTN Group Limited +	Telecommunication Services	31,375	559,269
Naspers Limited +	Media	6,300	646,843
Remgro Limited +	Diversified Financials	107,200	1,790,254
The Bidvest Group Limited +	Capital Goods	17,900	399,088
			4,919,512

SOUTH KOREA (15.2%)
Hankook Tire Co., Ltd. *+	Automobiles & Components	7,610	436,340
Hyundai Engineering & Construction Co., Ltd. *+	Capital Goods	14,050	761,360
Hyundai Motor Company *+	Automobiles & Components	10,700	2,339,549
KB Financial Group Inc. * +	Banks	19,800	681,243
Korea Electric Power Corporation *+	Utilities	52,500	1,714,818
Mando Corporation *+	Automobiles & Components	3,450	388,639
NAVER Corporation *+	Software & Services	643	406,911
Samsung Electronics Co., Ltd. GDR +	Semiconductors & Semiconductor Equipment	1,205	706,351
Samsung Fire & Marine Insurance Co., Ltd +	Insurance	3,100	715,173
Shinhan Financial Group Co., Ltd. +	Banks	17,700	749,259
SK Hynix Inc. *+	Semiconductors & Semiconductor Equipment	19,700	690,040
SK Telecom Co., Ltd. +	Telecommunication Services	7,325	1,478,917
			11,068,600

TAIWAN (5.2%)
Cheng Shin Rubber Industry Co Ltd +	Automobiles & Components	170,660	428,710
E.SUN Financial Holding Co., Ltd. +	Banks	1,666,000	1,031,380
Mediatek, Inc. +	Semiconductors & Semiconductor Equipment	45,000	594,177
Mega Financial Holding Co Ltd +	Banks	25,751	20,776
Taiwan Semiconductor Manufacturing Co Ltd +	Semiconductors & Semiconductor Equipment	503,000	1,724,916
			3,799,959

THAILAND (2.9%)
Bangkok Bank Public Company Limited +	Banks	63,100	327,916
Krung Thai Bank Public Company Limited +	Banks	448,350	227,128
PTT Exploration and Production Public Company Limited +	Energy	179,363	831,643
PTT Global Chemical Public Company Limited +	Materials	117,900	254,286
Thai Union Frozen Products Public Company Limited +	Food, Beverage & Tobacco	226,000	475,832
			2,116,805

UNITED STATES (1.4%)
Southern Copper Corporation #		Materials	37,500	1,049,250

Total Common Stocks	(Cost $71,144,956)			71,207,412

PREFERRED STOCKS (1.7%)
BRAZIL (1.7%)
Banco Bradesco S.A.		Banks	116,610	1,264,070

Total Preferred Stocks	(Cost $1,564,704)			1,264,070

SHORT TERM INVESTMENTS (13.0%)
Money Market Fund (4.4%)
Northern Institutional Treasury Portfolio			3,221,705	3,221,705

HELD AS COLLATERAL
FOR SECURITIES LENDING
Money Market Fund (7.8%)
Northern Institutional Liquid Asset Portfolio			5,708,920	5,708,920

			Principal
U.S. Government Obligations (0.8%)			Amount
U.S. Treasury Notes:
0.250% due 08/31/2014			$217,490	217,490
1.750% due 11/30/2014			77,547	77,547
0.050% due 04/15/2015			9,415	9,415
0.250% due 09/15/2015			240,275	240,275
2.125% due 12/31/2015			555	555
0.125% due 04/15/2017			9,454	9,454
0.750% due 06/30/2017			498	498
0.125% due 04/15/2018			2,121	2,121
2.375% due 05/31/2018			1,840	1,840
0.000% due 08/15/2018			2,009	2,009
3.500% due 05/15/2020			3,652	3,652
2.625% due 11/15/2020			372	372
0.000% due 05/15/2021			1,388	1,388
0.000% due 11/15/2025			3,542	3,542
3.375% due 04/15/2032			360	360
				570,518

Total Short Term Investments	(Cost $9,501,143)			9,501,143

Total Investments	112.2%	(Cost $82,210,803)		$81,972,625
Other Assets, Less Liabilities	(12.2)%			(8,914,432)
Total Net Assets:	100.0%			$73,058,193

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2014
+	Fair Valued Security
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows^:

Cost of investments	$82,210,803
Gross unrealized appreciation	4,801,501
Gross unrealized depreciation	(5,039,679)
Net unrealized depreciation	$(238,178)

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2014, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Brazil	$2,705,155	$–	$-	$2,705,155
Canada	398,264	–	-	398,264
Chile	686,834	–	-	686,834
China	4,419,156	11,461,722	-	15,880,878
Colombia	221,052	–	-	221,052
Hong Kong	–	8,439,856	-	8,439,856
India	4,389,182	–	-	4,389,182
Indonesia	–	593,025	-	593,025
Malaysia	–	1,107,033	-	1,107,033
Mexico	2,648,508	–	-	2,648,508
Panama	1,132,840	–	-	1,132,840
Philippines	–	1,330,089	-	1,330,089
Poland	–	1,694,175	-	1,694,175
Russia	–	7,026,395	-	7,026,395
South Africa	–	4,919,512	-	4,919,512
South Korea	–	11,068,600	-	11,068,600
Taiwan	–	3,799,959	-	3,799,959
Thailand	–	2,116,805	-	2,116,805
United States	1,049,250	–	-	1,049,250
Total Common Stocks	$17,650,241	$53,557,171	$-	$71,207,412

Preferred Stocks

Brazil	$1,264,070	$-	$-	$1,264,070
Total Preferred Stocks	$1,264,070	$-	$-	$1,264,070

Short Term Investments	$8,930,625	$570,518	$-	$9,501,143
Total Investments	$27,844,936	$54,127,689	$-	$81,972,625

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of October 31, 2013	$205
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases and Issues	-
Sales and Settlements	(205)
Transfers in and/or out of Level 3	-
Balance as of January 31, 2014	$-

The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Observable	Unobservable
Security Description	October 31, 2013	Techniques	Inputs	Inputs
Mega Financial Holding Co., Ltd. - Rights	$205	Calculated	Underlying stock price	Cost adjustment factor

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio	January 31, 2014 (Unaudited)

Industry	Issue	Shares	Value
Common Stocks (98.8%)
AUTOMOBILES & COMPONENTS (2.7%)
Autoliv, Inc.		2,800	$253,876
Thor Industries, Inc.		4,550	233,734
Visteon Corporation *		3,800	307,838
			795,448

BANKS (2.9%)
East West Bancorp, Inc.		9,450	316,197
Fifth Third Bancorp		11,850	249,087
KeyCorp		24,750	315,810
			881,094

CAPITAL GOODS (8.4%)
AGCO Corporation		6,100	325,313
Carlisle Companies Incorporated		4,000	298,120
Chicago Bridge & Iron Company N.V.		3,850	288,712
Regal-Beloit Corporation		5,600	414,904
The Timken Company		5,700	321,081
Trinity Industries, Inc.		11,500	669,645
Triumph Group, Inc.		2,850	194,997
			2,512,772

COMMERCIAL & PROFESSIONAL SERVICES (2.4%)
Republic Services, Inc.		6,900	221,007
Robert Half International Inc.		11,800	493,004
			714,011

CONSUMER DURABLES & APPAREL (4.5%)
D.R. Horton, Inc.		16,900	396,812
Hanesbrands Inc.		6,650	473,081
PulteGroup, Inc.		8,900	180,848
Tupperware Brands Corporation		3,700	289,932
			1,340,673

CONSUMER SERVICES (4.5%)
Apollo Education Group, Inc. *		6,700	216,343
Hyatt Hotels Corporation - Class A *		7,900	377,541
MGM Resorts International *		9,000	219,240
Wyndham Worldwide Corporation		7,500	532,050
			1,345,174

DIVERSIFIED FINANCIALS (3.4%)
Ameriprise Financial, Inc.		6,900	728,916
Waddell & Reed Financial, Inc. - Class A		4,500	291,690
			1,020,606

ENERGY (5.4%)
Cameron International Corporation *		4,950	296,851
Chesapeake Energy Corporation		12,500	336,375
Energen Corporation		6,750	477,360
HollyFrontier Corporation		6,200	287,060
Newfield Exploration Company *		8,800	217,976
			1,615,622

FOOD & STAPLES RETAILING (1.0%)
Safeway Inc.	9,800	306,152

FOOD, BEVERAGE & TOBACCO (3.4%)
Coca-Cola Enterprises, Inc.	7,000	303,030
ConAgra Foods Inc.	7,650	243,193
Lorillard, Inc.	7,200	354,384
Molson Coors Brewing Company - Class B	2,400	126,336
		1,026,943

HEALTH CARE EQUIPMENT & SERVICES (7.5%)
AmerisourceBergen Corporation	5,600	376,432
Community Health Systems, Inc. *	5,900	244,319
Humana, Inc.	2,800	272,440
Omnicare, Inc.	6,900	430,974
St. Jude Medical, Inc.	4,500	273,285
The Cooper Companies, Inc.	1,500	186,420
Zimmer Holdings, Inc.	4,850	455,755
		2,239,625

HOUSEHOLD & PERSONAL PRODUCTS (1.2%)
Energizer Holdings, Inc.	1,400	132,300
Nu Skin Enterprises, Inc. - Class A	2,600	221,390
		353,690

INSURANCE (5.0%)
Assurant, Inc.	4,600	300,610
Everest Re Group, Ltd.	1,700	246,092
Lincoln National Corporation	8,100	389,043
The Hartford Financial Services Group, Inc.	12,000	399,000
Unum Group	5,400	173,880
		1,508,625

MATERIALS (2.8%)
Celanese Corporation	4,700	238,008
Cytec Industries Inc.	3,650	328,390
Reliance Steel & Aluminum Co.	4,000	279,800
		846,198

MEDIA (1.0%)
Liberty Media Corporation - Class A *	2,350	309,236

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.2%)
Celgene Corporation *	1,900	288,667
Mylan Inc. *	16,150	733,372
PerkinElmer, Inc.	5,350	233,260
		1,255,299

REITS (6.1%)
CBL & Associates Properties, Inc.	21,400	363,586
Federal Realty Investment Trust	2,150	234,350
HCP, Inc.	7,700	301,455
Health Care REIT, Inc.	4,900	283,808
Jones Lang LaSalle, Incorporated	2,400	274,224
Rayonier Inc.	8,200	362,932
		1,820,355

	RETAILING (6.9%)
	AutoNation, Inc. *	6,950	343,260
	AutoZone, Inc. *	700	346,542
	Foot Locker, Inc.	7,300	281,780
	Limited Brands, Inc.	2,350	123,046
	PetSmart, Inc.	6,400	403,200
	Ross Stores, Inc.	8,100	550,071
			2,047,899

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
	Broadcom Corporation - Class A	13,800	410,688
	KLA-Tencor Corporation	4,950	304,276
	LSI Corporation	36,100	398,183
	Marvell Technology Group Ltd.	11,250	167,963
	Skyworks Solutions, Inc. *	6,000	181,500
			1,462,610

	SOFTWARE & SERVICES (6.8%)
	Cadence Design System, Inc. *	17,900	252,748
	DST Systems, Inc.	8,350	759,850
	Fiserv, Inc. *	10,600	594,130
	Global Payments Inc.	2,900	191,661
	Symantec Corporation	11,000	235,510
			2,033,899

	TECHNOLOGY HARDWARE & EQUIPMENT (3.3%)
	NetApp, Inc.	7,050	298,497
	Riverbed Technology, Inc. *	17,700	349,044
	SanDisk Corporation	4,800	333,840
			981,381

	TRANSPORTATION (3.6%)
	Delta Air Lines, Inc.	11,400	348,954
	Hertz Global Holdings, Inc. *	10,900	283,618
	Ryder System, Inc.	6,100	434,259
			1,066,831

	UTILITIES (6.9%)
	Ameren Corporation	8,200	310,288
	CMS Energy Corporation	12,850	357,102
	DTE Energy Company	7,000	477,540
	Great Plains Energy Incorporated	17,950	443,006
	National Fuel Gas Company	6,400	482,304
			2,070,240

Total Common Stocks		(Cost $22,768,595)	29,554,383

Total Investments	98.8%	(Cost $22,768,595)	$29,554,383
Other Assets, Less Liabilities:	1.2%	354,345
Total Net Assets:	100.0%	$29,908,728

*	Non-Income Producing Securities

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows^:

Cost of investments	$22,768,595
Gross unrealized appreciation	7,069,732
Gross unrealized depreciation	(283,944)
Net unrealized appreciation	$6,785,788

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels  based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2014, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Automobiles & Components	$795,448	$-	$-	$795,448
Banks	881,094	-	-	881,094
Capital Goods	2,512,772	-	-	2,512,772
Commercial & Professional Services	714,011	-	-	714,011
Consumer Durables & Apparel	1,340,673	-	-	1,340,673
Consumer Services	1,345,174	-	-	1,345,174
Diversified Financials	1,020,606	-	-	1,020,606
Energy	1,615,622	-	-	1,615,622
Food & Staples Retailing	306,152	-	-	306,152
Food, Beverage & Tobacco	1,026,943	-	-	1,026,943
Health Care Equipment & Services	2,239,625	-	-	2,239,625
Household & Personal Products	353,690	-	-	353,690
Insurance	1,508,625	-	-	1,508,625
Materials	846,198	-	-	846,198
Media	309,236	-	-	309,236
Pharmaceuticals, Biotechnology & Life Sciences	1,255,299	-	-	1,255,299
REITS	1,820,355	-	-	1,820,355
Retailing	2,047,899	-	-	2,047,899
Semiconductors & Semiconductor Equipment	1,462,610	-	-	1,462,610
Software & Services	2,033,899	-	-	2,033,899
Technology Hardware & Equipment	981,381	-	-	981,381
Transportation	1,066,831	-	-	1,066,831
Utilities	2,070,240	-	-	2,070,240
Total Common Stocks	$29,554,383	$-	$-	$29,554,383

Total Investments	$29,554,383	$-	$-	$29,554,383

No transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                4/01/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stathy M. White
                                                   Stathy M. White
                                                   President (Principal Executive Officer)

Date                4/01/2014

By (Signature and Title)      /s/ David M. Sullivan II
                                                      David M. Sullivan II
                                                      Treasurer (Principal Financial Officer)

Date                4/01/2014